Right-of-use Assets and Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Current lease liabilities	$ 36,996	$ 33,594
Non-current lease liabilities	178,247	180,915
Total lease liabilities	$ 215,243	$ 214,509